Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit	$ (185,220,028)	$ (147,370,363)
Net loss	$ (37,849,665)	(77,208,118)	$ (8,238,513)
Unlimited useful life	5 years
Impairment charges	$ 9,357,062		$ 99,943
Percentage of tax realized upon ultimate settlement	50.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Residual value, percentage	0.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Residual value, percentage	5.00%